Taxes On Income (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating Loss Carryforwards [Line Items]
Tax benefit duration period after commencement of production	12 years
Tax benefit duration period after receving approval	14 years
Minimum exports as percentage of income required to qualify for tax benefits	25.00%
Tax exemption period	10 years
Tax deduction period for public share offering expenses	3 years
Amortization period for public share offering expenses	8 years
Effective income tax rate in 2011	15.00%
Effective income tax rate in 2012	15.00%
Effective income tax rate in 2013	12.50%
Effective income tax rate in 2014	12.50%
Effective income tax rate in 2015	12.00%
Effective income tax rate in 2015 and thereafter	12.00%
Operating loss carryforwards	$ 283,122
Statutory tax rate in Israel	25.00%	24.00%	25.00%
Capital gains tax rate	25.00%
Interest and penalties	59	100	92
Accrued interest and penalties	671	910
U.S. Subsidiaries [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	41,073
Development Area A [Member]
Operating Loss Carryforwards [Line Items]
Effective income tax rate in 2011	10.00%
Effective income tax rate in 2012	10.00%
Effective income tax rate in 2013	7.00%
Effective income tax rate in 2014	7.00%
Effective income tax rate in 2015 and thereafter	6.00%
Domestic Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards, expiration period	20 years
State and Local Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 23,759